Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Federal Home Loan Bank Advances

At December 31, 2014 and 2013, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2014	2013
$—	$10,000,000	0.16	January 21, 2014
—	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$20,000,000	$33,500,000

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2015	—
2016	—
2017	—
2018	20,000,000
2019	—

$20,000,000